SIGNIFICANT EVENTS DURING THE REPORTING PERIOD - Disclosure of detailed inofmation about observable inputs used in valuation of liability (Details) - Monte Carlo Pricing Model [Member] - CAD ($)
$ in Thousands
	Jun. 30, 2026	Apr. 06, 2026
Note Purchase Agreement [Member]
Significant Events During Reporting Period [Line Items]
Expected volatility (%)	133.67%
Risk-free interest rate (%)	3.91%
Expected term (years)	1 year 6 months
Fair value of convertible note issued	$ 3,293
Second Purchase Agreement [Member]
Significant Events During Reporting Period [Line Items]
Expected volatility (%)	133.67%
Risk-free interest rate (%)	3.91%
Expected term (years)	1 year 6 months
Fair value of convertible note issued	$ 1,359
Third Purchase Agreement [Member]
Significant Events During Reporting Period [Line Items]
Expected volatility (%)	138.75%
Risk-free interest rate (%)	4.37%
Expected term (years)	1 year 6 months	1 year 3 months
Fair value of convertible note issued	$ 584
Fourth Purchase Agreement [Member]
Significant Events During Reporting Period [Line Items]
Expected volatility (%)	141.87%
Risk-free interest rate (%)	4.28%
Expected term (years)	1 year 6 months
Fair value of convertible note issued	$ 714
Fifth Purchase Agreement [Member]
Significant Events During Reporting Period [Line Items]
Expected volatility (%)	137.49%
Risk-free interest rate (%)	4.26%
Expected term (years)	1 year 6 months
Fair value of convertible note issued	$ 568